Eventide Gilead Fund
Investment Objective
The Gilead Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 11 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eventide Gilead Fund (USD $)	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee	(15)	(15)	(15)	(15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eventide Gilead Fund		Class A	Class C	Class N	Class I
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.20%	none
Interest Expense		0.01%	0.01%	0.01%	0.01%
Other Expenses		0.81%	0.82%	0.83%	0.86%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.08%	2.84%	2.05%	1.88%
Fee Waiver and/or Expense Reimbursement	[2]	(0.39%)	(0.40%)	(0.41%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.69%	2.44%	1.64%	1.44%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2013. This agreement may only be terminated by the Fund's Board of Trustees on 60 days'; written notice to the Advisor.

Example of Hypothetical Fund Costs Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eventide Gilead Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	737	1,154	1,596	2,818
Class C	247	842	1,463	3,138
Class N	169	603	1,066	2,347
Class I	147	548	975	2,165

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2012 was 257%.

Principal Investment Strategies

Normally, the Gilead Fund invests primarily in a broad range of equity securities without limitation to market capitalization. The Fund may invest without limitation in securities in companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”).

            The Fund’s advisor, Eventide Asset Management, LLC (“Eventide” or the “Advisor”) analyzes the performance of potential investments not only for financial strengths and outlook, but also for the company’s ability to operate with integrity and create value for customers, shareholders and society.  While few companies may reach these ideals in every area of their business, these principles articulate the Advisor’s highest expectations for corporate behavior.  From time to time, the Fund may invest a substantial portion of its assets in the stock of companies in one or more industries or industry groups of the economy that are typically not highly correlated with the overall market, such as the industry group consisting of biotechnology and pharmaceutical companies.  The Advisor believes that such investments may help improve the Fund's risk-adjusted return profile.  The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse  market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

            The Advisor may engage in frequent buying and selling of the Fund’s investments to achieve the Fund’s objective.  Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities or when the Advisor believes the underlying company is no longer consistent with the Advisor’s principles. There is no guarantee that the Advisor will be able to successfully screen out all companies that are inconsistent with its principles.  The Advisor seeks to invest in companies that reflect the following values:

            - Respecting the value and freedom of all people; this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco and alcohol.

            - Demonstrating a concern for justice and peace through fair and ethical relationships with customers, suppliers and business partners and through avoidance of products and services that promote weapons production and proliferation.

            - Promoting family and community; this includes protecting children from violent forms of entertainment and also includes serving low income communities.

            - Exhibiting responsible management practices, including fair-dealing with employees, communities, competitors, suppliers and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company and its record of promoting products and services that improve the lives of people.

            - Practicing environmental stewardship.

Consistent with the Advisor’s values, the Fund may also invest in community development institutions that serve the financial needs of low-to-moderate income families and communities.

Principal Risks of Investing in the Fund

As with any mutual fund, the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Market Risk.  Overall stock or bond market volatility may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Stock Value Risk.  Stocks involve the risk that they may never reach what the Advisor believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the Advisor misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued.

Smaller Capitalization Stock Risk.  Smaller-sized companies may experience higher failure rates than larger companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Ethical Investment Risk.  The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Options Risk.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Biotechnology & Pharmaceutical Industry Group Risk.  Companies in the Biotechnology & Pharmaceutical Industry Group may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the U.S. Food and Drug Administration. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some Biotechnology & Pharmaceutical companies may be dependent on a relatively limited number of products, and their products can become obsolete due to industry innovation, changes in technologies or other market developments.

Foreign Exposure Risk.  Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the performance of its Class N shares for each full calendar year and since the Fund’s Class N shares commenced operations, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information will be available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.EventideFunds.com.

Annual Total Returns

Returns for Class A and Class C shares, which are not shown, would be lower.

During the period shown in the bar chart, for the Class N shares, the highest return for a quarter was 20.90% (quarter ended June 30, 2009), and the lowest return for a quarter was (25.59)% (quarter ended September 30, 2011). For the year to date period ended September 30, 2012, the total return on Class N shares was 13.35%.

Average Annual Total Returns (for the periods ended December 31, 2011)

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class N shares. After-tax returns for Class A ,Class C and Class I shares which are not shown, will vary from those of Class N shares.

Average Annual Total Returns Eventide Gilead Fund	1 Year	Since Inception
Class A	(5.59%)	13.29%	[1]
Class A - Comparison Index - S&P 500 Total-Return Index (reflects no deduction for fees, expenses or taxes)	2.11%	11.28%	[1]
Class C	(1.46%)	15.52%	[1]
Class C - Comparison Index - S&P 500 Total-Return Index (reflects no deduction for fees, expenses or taxes)	2.11%	11.28%	[1]
Class N	0.25%	9.13%	[2]
Class N Return After Taxes on Distributions	(1.44%)	8.29%	[2]
Class N Return After Taxes on Distributions and Sale of Fund Shares	0.17%	7.39%	[2]
Class N - Comparison Index - S&P 500 Total-Return Index (reflects no deduction for fees, expenses or taxes)	2.11%	1.89%	[2]
Class I	0.40%	8.68%	[3]
Class I - Comparison Index - S&P 500 Total-Return Index (reflects no deduction for fees, expenses or taxes)	2.11%	9.36%	[3]
[1]	Eventide Gilead Fund Classes A and C Inception Dates were 10/28/2009.
[2]	Eventide Gilead Fund Class N Inception Date was 7/8/2008.
[3]	Eventide Gilead Fund Class I Inception Date was 2/10/2010.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Eventide Gilead Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gilead Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 11 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2012 was 257%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	257.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Hypothetical Fund Costs Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Gilead Fund invests primarily in a broad range of equity securities without limitation to market capitalization. The Fund may invest without limitation in securities in companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”).

            The Fund’s advisor, Eventide Asset Management, LLC (“Eventide” or the “Advisor”) analyzes the performance of potential investments not only for financial strengths and outlook, but also for the company’s ability to operate with integrity and create value for customers, shareholders and society.  While few companies may reach these ideals in every area of their business, these principles articulate the Advisor’s highest expectations for corporate behavior.  From time to time, the Fund may invest a substantial portion of its assets in the stock of companies in one or more industries or industry groups of the economy that are typically not highly correlated with the overall market, such as the industry group consisting of biotechnology and pharmaceutical companies.  The Advisor believes that such investments may help improve the Fund's risk-adjusted return profile.  The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse  market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

            The Advisor may engage in frequent buying and selling of the Fund’s investments to achieve the Fund’s objective.  Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities or when the Advisor believes the underlying company is no longer consistent with the Advisor’s principles. There is no guarantee that the Advisor will be able to successfully screen out all companies that are inconsistent with its principles.  The Advisor seeks to invest in companies that reflect the following values:

            - Respecting the value and freedom of all people; this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco and alcohol.

            - Demonstrating a concern for justice and peace through fair and ethical relationships with customers, suppliers and business partners and through avoidance of products and services that promote weapons production and proliferation.

            - Promoting family and community; this includes protecting children from violent forms of entertainment and also includes serving low income communities.

            - Exhibiting responsible management practices, including fair-dealing with employees, communities, competitors, suppliers and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company and its record of promoting products and services that improve the lives of people.

            - Practicing environmental stewardship.

Consistent with the Advisor’s values, the Fund may also invest in community development institutions that serve the financial needs of low-to-moderate income families and communities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.

Management Risk.  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.  There can be no guarantee the securities held by the Fund will appreciate in value.

Market Risk.  Overall stock or bond market volatility may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Stock Value Risk.  Stocks involve the risk that they may never reach what the Advisor believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the Advisor misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued.

Smaller Capitalization Stock Risk.  Smaller-sized companies may experience higher failure rates than larger companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and companies may have limited markets, product lines or financial resources and lack management experience.

Ethical Investment Risk.  The Fund’s ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. This could be due to ethically acceptable companies falling out of favor with investors or failing to perform as well as companies that do not meet the Fund’s ethical screening guidelines.

Options Risk.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.  As the seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Biotechnology & Pharmaceutical Industry Group Risk.  Companies in the Biotechnology & Pharmaceutical Industry Group may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the U.S. Food and Drug Administration. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some Biotechnology & Pharmaceutical companies may be dependent on a relatively limited number of products, and their products can become obsolete due to industry innovation, changes in technologies or other market developments.

Foreign Exposure Risk.  Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the performance of its Class N shares for each full calendar year and since the Fund’s Class N shares commenced operations, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information will be available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.EventideFunds.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-771-3836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.EventideFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Annual Return 2009	rr_AnnualReturn2009	46.08%
Annual Return 2010	rr_AnnualReturn2010	18.46%
Annual Return 2011	rr_AnnualReturn2011	0.25%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Returns for Class A and Class C shares, which are not shown, would be lower.

During the period shown in the bar chart, for the Class N shares, the highest return for a quarter was 20.90% (quarter ended June 30, 2009), and the lowest return for a quarter was (25.59)% (quarter ended September 30, 2011). For the year to date period ended September 30, 2012, the total return on Class N shares was 13.35%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class N shares. After-tax returns for Class A ,Class C and Class I shares which are not shown, will vary from those of Class N shares.

Eventide Gilead Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	737
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,818
1 Year	rr_AverageAnnualReturnYear01	(5.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.29%	[4]
Eventide Gilead Fund | Class A | - Comparison Index - S&P 500 Total-Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	11.28%	[4]
Eventide Gilead Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	247
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	842
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,463
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,138
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.52%	[4]
Eventide Gilead Fund | Class C | - Comparison Index - S&P 500 Total-Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	11.28%	[4]
Eventide Gilead Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,347
1 Year	rr_AverageAnnualReturnYear01	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	9.13%	[3]
Eventide Gilead Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[3]
Eventide Gilead Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.17%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%	[3]
Eventide Gilead Fund | Class N | - Comparison Index - S&P 500 Total-Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%	[3]
Eventide Gilead Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,165
1 Year	rr_AverageAnnualReturnYear01	0.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.68%	[5]
Eventide Gilead Fund | Class I | - Comparison Index - S&P 500 Total-Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	9.36%	[5]
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2013. This agreement may only be terminated by the Fund's Board of Trustees on 60 days'; written notice to the Advisor.
[3]	Eventide Gilead Fund Class N Inception Date was 7/8/2008.
[4]	Eventide Gilead Fund Classes A and C Inception Dates were 10/28/2009.
[5]	Eventide Gilead Fund Class I Inception Date was 2/10/2010.